Lease liabilities (Tables)	12 Months Ended
Dec. 31, 2024
Lease liabilities
Summary of lease liabilities

	31 December	31 December	31 December
US$ thousand	2024	2023	2022
Current lease liability	4,484	5,848	—
Non-current lease liability	5,749	9,958	—
	10,233	15,806	—

Summary of amounts recognized in consolidated statement of profit or loss and other comprehensive income

	31 December	31 December	31 December
US$ thousand	2024	2023	2022
Interest on lease liabilities	1,333	555	—
Depreciation on ROU assets	4,453	2,077	—
	5,786	2,632	—

Summary of amounts recognized in consolidated statement of cashflows

	31 December	31 December	31 December
US$ thousand	2024	2023	2022
Cash outflow from financing activities
Payment for lease liabilities	7,556	3,684	—
Total cash outflow for leases	7,556	3,684	—

Summary of leases reconciliation

US$ thousand	2024	2023	2022
Balance as of 1 January	15,806	—	—

Additions to ROU assets	1,617	18,254	—
Additions from acquisition of subsidiary (Note 26)	—	504	—

Changes from financing activities:
Repayment of lease liabilities	(7,556)	(3,684)	—

Other changes:
Interest expense	1,333	555	—
Foreign exchange movements	(967)	177	—

Balance as of 31 December	10,233	15,806	—

Summary of lease payment maturity analysis (undiscounted)

	Year ended 31 December
US$ thousand	2024	2023	2022

Within 1 year	7,485	7,407	—
1 - 2 years	3,880	7,280	—
2 - 3 years	—	3,823	—
More than 3 years	—	—	—
Total	11,365	18,510	—